Operating Segments (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Segment Reporting [Abstract]
Summary of Revenue Attributed to Geographical Locations
Revenue is attributed to geographical locations based on the origin of customers’ location:

	Three-month periods ended		Six-month periods ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Canada	$670,557	$2,077,052	$5,727,059	$4,360,276
United States	11,097,554	10,252,986	22,029,091	17,812,204
Other countries	218,731	188,593	502,920	424,660

	$11,986,842	$12,518,631	$28,259,070	$22,597,140

Revenue is attributed to geographical locations based on the origin of customers’ location:

	Years ended
	March 31, 2022	March 31, 2021
Canada	$12,447,125	$13,433,549
United States	35,330,138	20,857,092
Other countries	1,019,861	1,109,678

	$48,797,124	$35,400,319

Summary of Long-Lived Assets by Geographical Location
Long-lived assets of the Company are located in the following geographical location:

	September 30, 2022	March 31, 2022
Canada	$1,055,778	$20,724,674
United States	1,089,249	723,449

Total property, plant and equipment	$2,145,027	$21,448,123

	September 30 , 2022	March 31 , 2022
Canada	$1,792,595	$2,353,054
United States	16,000,001	19,301,981

Total intangible assets	$17,792,596	$21,655,035

	September 30 , 2022	March 31 , 2022
Canada	$2,382,374	$2,625,851
United States	11,971,966	19,542,437

Total goodwill	$14,354,340	$22,168,288

Long-lived assets of the Corporation are located in the following geographical location:

	March 31, 2022	March 31, 2021
Canada	$20,724,674	$35,644,781
United States	723,449	1,700,935

Total property, plant and equipment	$21,448,123	$37,345,716

	March 31, 2022	March 31, 2021
Canada	$2,353,054	$3,792,982
United States	19,301,981	22,163,848

Total intangible assets	$21,655,035	$25,956,830

	March 31, 2022	March 31, 2021
Canada	$2,625,851	$2,613,935
United States	19,542,437	22,839,437

Total goodwill	$22,168,288	$25,453,372

Summary of Assets Held for Sale	Assets held for sale by the Company are located in the following geographical location:

	September 30, 2022	March 31, 2022
Canada	$3,203,557	$—

Total assets held for sale	$3,203,557	$—

Summary of Revenue Derived from Sale of Goods
The Company derives revenue from the sales of goods which are recognized at a point in time as follows:

	Three-month periods ended		Six-month periods ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Nutraceutical products	$3,177,413	$4,040,553	$8,303,527	$7,241,221
Cannabis and hemp products	17,357	1,203,486	2,717,327	2,142,551
Food and beverages products	8,560,286	7,031,337	16,702,300	12,678,764
Innovation products	—	34,379	—	68,859

	$11,755,056	$12,309,755	$27,723,154	$22,131,395

The Corporation derives revenue from the sales of goods which are recognized at a point in time and the processing services which are recognized over time as follows:

	Years ended
	March 31, 2022	March 31, 2021
Recognized at a point in time
Nutraceutical products	$13,622,744	$12,183,362
Cannabis and hemp products	7,779,092	314,827
Food and beverages products	26,220,519	2,403,075
Innovation products	73,473	10,960,359

Recognized over time
Processing services	—	8,400,024

	$47,695,828	$34,261,647